Borrower Loans, Loans Held for Sale, and Notes Held at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Borrower Loans, Notes and Loans Held for Sale
At December 31, 2017 and 2016, Borrower Loans, Notes and Loans Held for Sale (in thousands) were:

	Borrower Loans		Notes		Loans Held for Sale
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Aggregate principal balance outstanding	$296,668	$319,143	$(300,922)	$(323,358)	$59	$641
Fair value adjustments	(3,663)	(3,516)	6,974	7,122	(10)	(17)
Fair value	$293,005	$315,627	$(293,948)	$(316,236)	$49	$624

Prosper Funding LLC
Entity Information [Line Items]
Borrower Loans, Notes and Loans Held for Sale
At December 31, 2017 and 2016, Borrower Loans, Notes and Loans Held for Sale (in thousands) were:

	Borrower Loans		Notes		Loans Held for Sale
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Aggregate principal balance outstanding	$296,668	$319,143	$(300,922)	$(323,358)	$59	$641
Fair value adjustments	(3,663)	(3,516)	6,974	7,122	(10)	(17)
Fair value	$293,005	$315,627	$(293,948)	$(316,236)	$49	$624